SCHEDULE OF CONCENTRATION RISK BY RISK FACTOR (Details) $ in Thousands, $ in Thousands	6 Months Ended				12 Months Ended
	Jun. 30, 2024 SGD ($)		Jun. 30, 2023 SGD ($)		Dec. 31, 2023 USD ($)		Dec. 31, 2023 SGD ($)		Dec. 31, 2022 SGD ($)		Dec. 31, 2021 SGD ($)		Dec. 31, 2023 SGD ($)
Accounts payable	$ 1,046				$ 1,058				$ 1,781				$ 1,396
Supplier A [Member]
Amount of purchase		[1]	$ 626			[2]		[2]		[2]	$ 551
Accounts payable	117
Supplier B [Member]
Amount of purchase	875					[2]		[2]		[2]	507
Accounts payable	115					[3]			501					[4]
Supplier C [Member]
Amount of purchase	619			[1]	1,193		1,574			[2]		[2]
Accounts payable					107					[3]			$ 141
Supplier D [Member]
Amount of purchase					888		1,172			[2]		[2]
Supplier E [Member]
Amount of purchase					836		1,103			[2]		[2]
Customer A [Member]
Revenue	5,159			[5],[6]		[7]		[7]	4,094		4,833
Account receivable	3,008				253		334		3,008
Customer B [Member]
Revenue	1,230		1,624		2,649		3,495		3,902		3,188
Account receivable	519				473		624		853
Customer C [Member]
Revenue		[6]	$ 1,762		3,314		4,372			[7]		[7]
Account receivable							2,302
Customer D [Member]
Account receivable					$ 1,745		$ 2,302			[8]

[1]	Purchase from relevant supplier was less than 10% of the Group’s total purchase for the respective period.
[2]	Purchase from relevant supplier was less than 10% of the Company’s total revenue for the respective year.
[3]	Account payable from relevant supplier was less than 10% of the Company’s total accounts payable for the respective year.
[4]	Accounts payable from relevant supplier was less than 10% of the Group’s total accounts payable for the respective period.
[5]	Account receivable from relevant customer was less than 10% of the Group’s total accounts receivable for the respective period.
[6]	Revenue from relevant customer was less than 10% of the Group’s total revenue for the respective period.
[7]	Revenue from relevant customer was less than 10% of the Company’s total revenue for the respective year.
[8]	Account receivable from relevant customer was less than 10% of the Company’s total accounts receivable for the respective year.